Derivative Instruments (Offsetting Derivative Assets) (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 7,714,312	$ 5,342,732
Gross amounts offset in the Statement of Financial Condition	(3,670,185)	(3,146,195)
Net amounts of assets presented in the Statement of Financial Condition	4,044,127	2,196,537
Collateral Received	(2,355,942)	$ (2,196,537)
Net Amount	$ 1,688,185
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty C [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 750,511	$ 1,112,746
Collateral Received	(750,511)	(1,112,746)
Counterparty D [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		942,683
Collateral Received		(942,683)
Counterparty G [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	1,688,185	141,108
Collateral Received		(141,108)
Net Amount	1,688,185
Counterparty I [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	1,605,431
Collateral Received	(1,605,431)
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	4,870,595	4,544,635
Gross amounts offset in the Statement of Financial Condition	(2,514,653)	(2,489,206)
Net amounts of assets presented in the Statement of Financial Condition	2,355,942	2,055,429
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,841,417	1,796,920
Gross amounts offset in the Statement of Financial Condition	(1,090,906)	(684,174)
Net amounts of assets presented in the Statement of Financial Condition	750,511	1,112,746
Futures Contracts [Member] | Counterparty D [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		2,747,715
Gross amounts offset in the Statement of Financial Condition		(1,805,032)
Net amounts of assets presented in the Statement of Financial Condition		942,683
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	3,029,178
Gross amounts offset in the Statement of Financial Condition	(1,423,747)
Net amounts of assets presented in the Statement of Financial Condition	1,605,431
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,843,717	798,097
Gross amounts offset in the Statement of Financial Condition	(1,155,532)	(656,989)
Net amounts of assets presented in the Statement of Financial Condition	$ 1,688,185	$ 141,108